SHARE-BASED COMPENSATION- Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding, beginning balance	61,930,440	68,565,920
Granted	0	0
Forfeited	(64,980)	(5,655,230)
Exercised	(773,640)	(748,730)
Expired	0	(231,520)
Outstanding, ending balance	61,091,820	61,930,440	68,565,920
Vested and expected to vest	61,091,820
Exercisable	60,169,040
Weighted average exercise price, outstanding	$ 0.21	$ 0.22
Weighted average exercise price, granted	0	0
Weighted average exercise price, forfeited	0.2	0.26
Weighted Average Exercise Price,exercised	0.09	0.1
Weighted Average exercise price, expired	0	0.28
Weighted average exercise price, outstanding	$ 0.22	$ 0.21	$ 0.22
Weighted average remaining contractual term, outstanding	10 months 20 days	1 year 8 months 23 days	2 years 7 months 24 days
Aggregate intrinsic value, outstanding beginning balance		$ 2,826
Aggregate intrinsic value, outstanding ending balance	$ 0	$ 0